Taxes on income (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Swedish Income Tax Authority [Member]
Taxes on income (Details) [Line Items]
Corporate tax rate	20.60%	21.40%	21.40%
Israeli income Tax Authority [Member]
Taxes on income (Details) [Line Items]
Corporate tax rate	23.00%	23.00%	23.00%
Eco Wave Power Global AB [Member]
Taxes on income (Details) [Line Items]
Tax loss carryforwards (in Dollars)	$ 1,800
Eco Wave Power Ltd [Member]
Taxes on income (Details) [Line Items]
Tax loss carryforwards (in Dollars)	$ 5,900